Cash generated by operating activities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash generated by operating activities
Cash flow from operations	R 56,694	R 46,527	R 57,162
(Increase)/decrease in working capital	(14,724)	1,276	(4,841)
Cash generated by operating activities	R 41,970	R 47,803	R 52,321